CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenue	€ 139,623	€ 160,408	€ 129,058
Cost of revenue	46,783	84,506	84,849
Gross profit	92,840	75,902	44,209
Fulfillment expense	69,313	77,392	50,466
Sales and advertising expense	32,472	56,019	46,016
Technology and content expense	27,844	27,272	22,432
General and administrative expense	115,664	144,525	94,925
Other operating income	3,326	1,929	172
Other operating expense	101	496	277
Operating loss	(149,228)	(227,873)	(169,735)
Finance income	4,923	3,959	1,590
Finance costs, net	14,038	2,576	1,349
Loss before Income tax	(158,343)	(226,490)	(169,494)
Income tax expense	2,615	575	887
Loss for the period	(160,958)	(227,065)	(170,381)
Attributable to:
Equity holders of the Company	(160,928)	(226,689)	(170,071)
Non-controlling interests	(30)	(376)	(310)
Loss for the year	(160,958)	(227,065)	(170,381)
Other comprehensive income/(loss) to be classified to profit or loss in subsequent periods
Exchange differences (gain/loss) on translation of foreign operations - net of tax	73,569	(19,449)	(9,312)
Other comprehensive income / (loss) on net investment in foreign operations - net of tax	(74,406)	20,179	9,072
Other comprehensive income/(loss)	(837)	730	(240)
Total comprehensive loss for the year	(161,795)	(226,335)	(170,621)
Attributable to:
Equity holders of the Company	(161,811)	(225,959)	(170,247)
Non-controlling interests	16	(376)	(374)
Total comprehensive loss for the period	€ (161,795)	€ (226,335)	€ (170,621)
Earnings per share
Basic and Diluted Loss for the period attributable to ordinary equity holders of the parent	€ (1.00)	€ (1.61)	€ (1.79)